Note 6 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Faciliation Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 30,974	$ 30,986
Finance cost accrued	1,396	1,609
Dividends used to repay loans	(1,737)	(1,621)
Cancellation of Fremiro loan	(11,458)
Balance	$ 19,175	$ 30,974